Investment Objectives and Goals - Pathfinder Disciplined Midcap Equity ETF	Oct. 16, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Pathfinder Disciplined Midcap Equity ETF SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Pathfinder Disciplined Midcap Equity ETF (the “Fund”) is to seek long-term capital appreciation.